23. Financial Risks	12 Months Ended
Jun. 30, 2023
Notes
23. Financial Risks

23.Financial Risks

The Company is exposed to various risks as it relates to financial instruments. Management, in conjunction with the Board, mitigates these risks by assessing, monitoring and approving the Company’s risk management process. There have not been any changes in the nature of these risks or the process of managing these risks from the previous reporting periods.

Credit risk

Credit risk is the risk of loss associated with a counterparty’s inability to fulfill its payment obligations. The Company’s credit risk is primarily attributable to cash, other receivable (excluding sales tax receivable), and due from related party, which expose the Company to credit risk should the borrower default on maturity of the instruments. Cash is held with reputable chartered bank in Canada, which is closely monitored by management. Management believes that the credit risk concentration with respect to financial instruments included in cash, other receivables, and due from related party is minimal.

Liquidity risk

Liquidity risk is the risk that the Company will not have sufficient cash resources to meet its financial obligations as they come due. The Company’s liquidity and operating results may be adversely affected if the Company’s access to the capital market is hindered, whether as a result of a downturn in stock market conditions generally or related to matters specific to the Company. The Company generates cash flow primarily from its financing and investing activities.

23.Financial Risks (continued)

Liquidity risk (continued)

As at June 30, 2023, the Company had a cash balance of $3,840,880 (June 30, 2022 –$23,792,408; June 30, 2021 –$318,844), to settle current liabilities of $3,883,529 (June 30, 2022 –$1,780,877; June 30, 2021 –$1,374,819).

As at June 30, 2023, the Company had the following contractual obligations:

	Less than 1 year	1 to 3 years	3 to 5 years	Total
	$	$	$	$
Accounts payable and accrued liabilities	1,024,134	-	-	1,024,134
Due to related parties	86,616	-	-	86,616
Lease liabilities	29,921	31,107	-	61,028
Derivative liabilities	1,922,246	-	-	1,922,246
Other liabilities	820,612	-	-	820,612
Total	3,883,529	31,107	-	3,914,636

The Company manages liquidity risk by maintaining adequate cash reserves and by continuously monitoring forecasts and actual cash flows for a rolling period of 12 months to identify financial requirements. Where insufficient liquidity may exist, the Company may pursue various debt and equity instruments for short or long-term financing of its operations. Management believes there is sufficient capital to meet short-term business obligations, after taking into account cash flow requirements from operations and the Company’s cash position as at June 30, 2023.

Interest rate risk

Interest rate risk is the risk that the fair value or future cash flows of a financial instrument will fluctuate because of changes in market interest rates. The Company’s loans payable and convertible debentures have fixed interest rates. As at June 30, 2023, the Company had no hedging agreements in place with respect to floating interest rates. Management believes that the interest rate risk concentration with respect to financial instruments is minimal.

Foreign exchange risk

Foreign exchange risk is the risk that the Company will be subject to foreign currency fluctuations in satisfying obligations related to its foreign activities. The Company has from time to time, financial instruments and transactions denominated in foreign currencies, notably in USD. The Company’s primary exposure to foreign exchange risk is that transactions denominated in foreign currency may expose the Company to the risk of exchange rate fluctuations. Based on its current operations, management believes that the foreign exchange risk remains minimal.

Fair value

Fair value estimates of financial instruments are made at a specific point in time based on relevant information about financial markets and specific financial instruments. As these estimates are subjective in nature, involving uncertainties and matters of significant judgment, they cannot be determined with precision. Changes in assumptions can significantly affect estimated fair values.

As at June 30, 2023, the Company’s financial instruments consisted of cash, other receivables (excluding sales tax recoverable), due from related party, accounts payable, due to related parties, lease liabilities, derivative liabilities and other liabilities. The fair value of other receivables (excluding sales tax recoverable), due from related party, accounts payable and due to related parties are approximately equal to their carrying value due to their short-term nature. The fair values of the lease liabilities approximate their carrying amounts as they were measured taking into consideration comparable instruments with similar risks in determining the rates at which to discount their amount in applying their respective measurement models.

23.Financial Risks (continued)

Fair value (continued)

The Company classifies fair value measurements using a fair value hierarchy that reflects the significance of the inputs used in making the measurements. The fair value hierarchy has the following levels:

•Level 1 – Quoted prices (unadjusted) in active markets for identical assets or liabilities.

•Level 2 – Inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly (i.e. as prices) or indirectly (i.e. derived from prices); and

•Level 3 – Inputs for the asset or liability that are not based on observable market data (unobservable inputs).

	Level 1	Level 2	Level 3	Total
	$	$	$	$
Cash	3,480,880	-	-	3,480,880
Derivative liabilities	-	(1,922,246)	-	(1,922,246)
Other liabilities	-	(820,612)	-	(820,612)

As at June 30, 2023, the Company’s financial instruments carried at fair value consisted of its cash, which is classified as Level 1, and its derivative liabilities and other liabilities, which have been classified as Level 2, respectively. There were no transfers between Levels 2 and 3 for recurring fair value measurements during the years ended June 30, 2023, 2022 and 2021.